Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

(3) Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$3,086	$3,086
Public warrants	437	—	—	437
Private placement warrants	—	318	—	318
Working capital warrants	—	36	—	36
Replacement warrants	—	—	5	5
Forward purchase agreement liabilities	—	—	9,409	9,409
SAFE Agreements	—	—	5,000	5,000
Total	$437	$354	$17,500	$18,291

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$9,515	$9,515
Public warrants	167	—	—	167
Private placement warrants	—	122	—	122
Working capital warrants	—	14	—	14
Replacement warrants	—	—	1,310	1,310
Forward purchase agreement liabilities	—	—	3,831	3,831
Total	$167	$136	$14,656	$14,959

Carlyle Warrants

As part of the Company’s amended and restated warrant agreement with CRSEF Solis Holdings, LLC and its affiliates (“Carlyle”), the Company issued Carlyle a warrant to purchase shares of Complete Solaria Common Stock at a price per share of $0.01. Refer to Note 12 – Warrants for further details. The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:

	March 31, 2024	December 31, 2023
Expected term	7.0 years	7.0 years
Expected volatility	77.0%	77.0%
Risk-free interest rate	3.92%	3.92%
Expected dividend yield	0.0%	0.0%

Public, Private Placement and Working Capital Warrants

The public, private placement and working capital warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument. The private placement and working capital warrants were valued using observable inputs for similar publicly-traded instruments.

Forward Purchase Agreement Liabilities

The FPA liabilities are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	March 31, 2024	December 31, 2023
Common stock trading price	$0.59	$1.66
Simulation period	1.30 years	1.55 years
Risk-free interest rate	4.90%	4.48%
Volatility	112.0%	95.0%

Replacement Warrants

The Company valued the Replacement Warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:

	March 31, 2024	December 31, 2023
Expected term	0.08 years	0.3 years
Expected volatility	78.5%	78.5%
Risk-free interest rate	5.49%	5.4%
Expected dividend yield	0.0%	0.0%

(5) Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$9,515	$9,515
Public warrants	167	—	—	167
Private placement warrants	—	122	—	122
Working capital warrants	—	14	—	14
Replacement warrants	—	—	1,310	1,310
Forward purchase agreement liabilities	—	—	3,831	3,831
Total	$167	$136	$14,656	$14,959

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152
Total	$—	$—	$14,152	$14,152

Carlyle Warrants

As part of the Company’s amended and restated warrant agreement with CRSEF Solis Holdings, LLC (“Carlyle”), dated July 18, 2023, the Company issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the amended and restated warrant agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. As the warrant is exercisable into a variable number of shares based on the Company’s fully diluted capitalization table, the Company has classified the warrants as liabilities. The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:

	December 31,
	2023	2022
Expected term	7.0 years	—
Expected volatility	77.0%	—
Risk-free interest rate	3.92%	—
Expected dividend yield	0.0%	—

Public, Private Placement and Working Capital Warrants

The public, private placement and working capital warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument. The private placement and working capital warrants were valued using observable inputs for similar publicly traded instruments.

Forward Purchase Agreement Liabilities

The FPA liabilities are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	December 31,
	2023	2022
Common stock trading price	$1.66	$—
Simulation period	1.55 years	—
Risk-free rate	4.48%	—
Volatility	95.0%	—

Redeemable Convertible Preferred Stock Warrant Liabilities

The Company historically issued redeemable convertible warrants, which were classified as liabilities and adjusted to fair value using the Black Scholes Option Pricing Method. The terms of the redeemable convertible preferred stock warrants are described in Note 14 – Warrants.

Series B Redeemable Convertible Preferred Stock Warrant

	December 31,
	2023	2022
Expected term	—	3.1 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.2%
Expected dividend yield	—	0.0%

Series C Redeemable Convertible Preferred Stock Warrant

	December 31,
	2023	2022
Expected term	—	3.6 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.0%
Expected dividend yield	—	0.0%

Series D-7 Redeemable Convertible Preferred Stock Warrant

	December 31,
	2023	2022
Expected term	0.3 years	1.5 years
Expected volatility	78.5%	78.5%
Risk-free interest rate	5.4%	4.7%
Expected dividend yield	0.0%	0.0%

The redeemable convertible preferred stock warrant liabilities were measured at fair value at the issuance date and as of each subsequent reporting period with changes in the fair value recorded within other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.